Employee benefit obligations - Employee obligations and assets (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Obligations	$ (469)	$ (517)
Assets	338	350
Net obligations	(131)	(167)
Germany
Disclosure of net defined benefit liability (asset) [line items]
Obligations	(138)	(142)
Net obligations	(138)	(142)
U.K
Disclosure of net defined benefit liability (asset) [line items]
Obligations	(249)	(295)
Assets	327	341
Net obligations	78	46
U.S. and other*
Disclosure of net defined benefit liability (asset) [line items]
Obligations	(82)	(80)
Assets	11	9
Net obligations	(71)	(71)
Other
Disclosure of net defined benefit liability (asset) [line items]
Net obligations	$ (8)	$ (9)